Quarterly Results of Operations (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total revenues	$ 3,841	$ 4,672	$ 5,577	$ 4,720	$ 18,810	$ 17,715	$ 17,439
Total expenses	2,856	6,798	4,545	2,885	17,085	13,072	17,016
Net income (loss)	$ 812	$ (1,775)	$ 840	$ 1,482	$ 1,358	$ 3,778	$ 499
Earnings (loss) per common share - basic:
Net income (loss) (in dollars per share)	$ 4.80	$ (10.46)	$ 4.91	$ 8.50	$ 7.93	$ 20.17	$ 2.58
Earnings (loss) per common share - diluted:
Net income (loss) (in dollars per share)	$ 4.73	$ (10.47)	$ 4.83	$ 8.39	$ 7.78	$ 19.96	$ 2.56
Parent Company [Member]
Total revenues					$ 959	$ 2,175	$ 971
Total expenses					356	342	345
Net income (loss)					$ 1,358	$ 3,778	$ 499